Related undertakings - Summary of full list of related parties - Australia to Italy (Details)	Dec. 31, 2025
Australia | Express VOI Pty Ltd | Ordinary
Related party transactions
Company name	Express VOI Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | Halkin Capital SPV 19 Pty Ltd | Ordinary
Related party transactions
Company name	Halkin Capital SPV 19 Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | IDVerse Pty Ltd | Ordinary
Related party transactions
Company name	IDVerse Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | LNRS Data Services (Australia) Pty Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | OCR LABS APAC Holdings Pty Ltd | Ordinary
Related party transactions
Company name	OCR LABS APAC Holdings Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | OCR Labs ANZ Pty Ltd | Ordinary
Related party transactions
Company name	OCR Labs ANZ Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | OCR Labs Global (Aus) Pty Ltd | Ordinary
Related party transactions
Company name	OCR Labs Global (Aus) Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | OCR Labs IDKit Pty Ltd | Ordinary
Related party transactions
Company name	OCR Labs IDKit Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | OCR Labs IDVaaS Pty Ltd | Ordinary
Related party transactions
Company name	OCR Labs IDVaaS Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | OCR Labs Pty Ltd | Ordinary
Related party transactions
Company name	OCR Labs Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | RX Australia Pty Ltd | Ordinary
Related party transactions
Company name	RX Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | RELX Holdings Australia Pty Ltd | Ordinary
Related party transactions
Company name	RELX Holdings Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | RELX Trading Australia Pty Limited | Ordinary
Related party transactions
Company name	RELX Trading Australia Pty Limited
Percentage of undertaking	100.00%
Reg office	AUS1
Austria | RELX Austria GmbH | Ordinary
Related party transactions
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Austria | LexisNexis Verlag ARD ORAC GmbH | Ordinary
Related party transactions
Company name	LexisNexis Verlag ARD ORAC GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Belgium | LexisNexis B.V. | Ordinary
Related party transactions
Company name	LexisNexis B.V.
Percentage of undertaking	100.00%
Reg office	BEL1
Belgium | Henchman B.V. | Ordinary
Related party transactions
Company name	Henchman B.V.
Percentage of undertaking	100.00%
Reg office	BEL2
Brazil | Elsevier Editora Limitada | Quotas
Related party transactions
Company name	Elsevier Editora Limitada
Percentage of undertaking	100.00%
Reg office	BRA1
Brazil | Gestora de Inteligencia de Credito S.A. | Preferred, Ordinary
Related party transactions
Company name	Gestora de Inteligencia de Credito S.A. (20%)5
Percentage of undertaking	20.00%
Reg office	BRA6
Brazil | LexisNexis Informacoes e Sistemas Empresariais Limitada | Quotas
Related party transactions
Company name	LexisNexis Informações e Sistemas Empresariais Limitada
Percentage of undertaking	100.00%
Reg office	BRA4
Brazil | LexisNexis Servicos de Analise de Risco Limitada | Quotas
Related party transactions
Company name	LexisNexis Serviços de Análise de Risco Limitada
Percentage of undertaking	100.00%
Reg office	BRA5
Brazil | MLex Brasil Midia Mercadologica Limitada | Quotas
Related party transactions
Company name	MLex Brasil Mídia Mercadológica Limitada
Percentage of undertaking	100.00%
Reg office	BRA3
Brazil | Reed Exhibitions Alcantara Machado Limitada | Quotas
Related party transactions
Company name	Reed Exhibitions Alcântara Machado Limitada
Percentage of undertaking	100.00%
Reg office	BRA2
Canada | Corps Events IntCan. | Class A Voting
Related party transactions
Company name	Corps Events IntCan.
Percentage of undertaking	100.00%
Reg office	CAN3
Canada | Elsevier Canada Inc. | Class A Common
Related party transactions
Company name	Elsevier Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN2
Canada | LexisNexis Canada Inc. | Class B Voting
Related party transactions
Company name	LexisNexis Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN1
Canada | PCLaw Time Matters Canada Inc. | Common
Related party transactions
Company name	PCLaw Time Matters Canada Inc. (51%)5
Percentage of undertaking	51.00%
Reg office	CAN4
China | Bakery China Exhibitions Co., Limited | Ordinary
Related party transactions
Company name	Bakery China Exhibitions Co., Limited (25%)6
Percentage of undertaking	25.00%
Reg office	CHN1
China | Beijing Medtime Elsevier Education Technology Co., Limited | Common
Related party transactions
Company name	Beijing Medtime Elsevier Education Technology Co., Limited (49%)5
Percentage of undertaking	49.00%
Reg office	CHN2
China | Beijing Reed Elsevier Science and Technology Co Ltd | Common
Related party transactions
Company name	Beijing Reed Elsevier Science and Technology Co Ltd1
Percentage of undertaking	100.00%
Reg office	CHN19
China | C-One Energy (Guangzhou) Co., Limited | Ordinary
Related party transactions
Company name	C-One Energy (Guangzhou) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN5
China | Jingxunlingsi (Beijing) Information Technology Co Ltd | Ordinary
Related party transactions
Company name	Jingxunlingsi (Beijing) Information Technology Co Ltd1
Percentage of undertaking	100.00%
Reg office	CHN4
China | KeAi Communications Co., Limited | Ordinary
Related party transactions
Company name	KeAi Communications Co., Limited (49%)5
Percentage of undertaking	49.00%
Reg office	CHN15
China | LexisNexis Information Technology Co. Limited | Ordinary
Related party transactions
Company name	LexisNexis Information Technology Co. Limited
Percentage of undertaking	100.00%
Reg office	CHN4
China | LNRS Data Services (Greater China) Co. Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Greater China) Co. Ltd
Percentage of undertaking	100.00%
Reg office	CHN10
China | LexisNexis Risk Solutions (Shanghai) Information Technologies Co Limited | Registered capital
Related party transactions
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co Limited
Percentage of undertaking	100.00%
Reg office	CHN7
China | LNRS Data Services (Shanghai) Co Limited | Ordinary
Related party transactions
Company name	LNRS Data Services (Shanghai) Co Limited
Percentage of undertaking	100.00%
Reg office	CHN13
China | Reed Elsevier Information Technology (Beijing) Co Limited | Common
Related party transactions
Company name	Reed Elsevier Information Technology (Beijing) Co Limited
Percentage of undertaking	100.00%
Reg office	CHN3
China | Reed Exhibitions (China) Co., Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions (China) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN4
China | Reed Exhibitions Hengjin Co., Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Hengjin Co., Limited (51%)5
Percentage of undertaking	51.00%
Reg office	CHN12
China | Reed Exhibitions Kuozhan (Shanghai) Co., Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Kuozhan (Shanghai) Co., Limited (60%)
Percentage of undertaking	60.00%
Reg office	CHN8
China | Reed Huabai Exhibitions (Beijing) Co., Limited | Ordinary
Related party transactions
Company name	Reed Huabai Exhibitions (Beijing) Co., Limited (51%)5
Percentage of undertaking	51.00%
Reg office	CHN4
China | Reed Huaqun Exhibitions Co., Limited | Ordinary
Related party transactions
Company name	Reed Huaqun Exhibitions Co., Limited (52%)
Percentage of undertaking	52.00%
Reg office	CHN4
China | Reed Sinopharm Exhibitions Co., Limited | Ordinary
Related party transactions
Company name	Reed Sinopharm Exhibitions Co., Limited (50%)6
Percentage of undertaking	50.00%
Reg office	CHN4
China | RX (China) Investment Co., Limited | Ordinary
Related party transactions
Company name	RX (China) Investment Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN9
China | RX Huabo Exhibitions (Shenzhen) Co., Limited | Ordinary
Related party transactions
Company name	RX Huabo Exhibitions (Shenzhen) Co., Limited (65%)
Percentage of undertaking	65.00%
Reg office	CHN16
China | RX Huabo (Shenzhen) Technology Co. Limited | Ordinary
Related party transactions
Company name	RX Huabo (Shenzhen) Technology Co. Limited1
Percentage of undertaking	100.00%
Reg office	CHN16
China | RX (Shenzhen) Co., Limited | Ordinary
Related party transactions
Company name	RX (Shenzhen) Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN6
China | RX Technology (Shanghai) Co. Limited | Ordinary
Related party transactions
Company name	RX Technology (Shanghai) Co. Limited1
Percentage of undertaking	100.00%
Reg office	CHN18
China | Shanghai Datong Medical Information Technology Co., Limited | Ordinary
Related party transactions
Company name	Shanghai Datong Medical Information Technology Co., Limited
Percentage of undertaking	100.00%
Reg office	CHN17
China | Shanghai SinoReal Exhibitions Co., Limited | Ordinary
Related party transactions
Company name	Shanghai SinoReal Exhibitions Co., Limited (27.5%)6
Percentage of undertaking	27.50%
Reg office	CHN11
China | Z&R Exhibitions Co., Limited | Ordinary
Related party transactions
Company name	Z&R Exhibitions Co., Limited (27.5%)6
Percentage of undertaking	27.50%
Reg office	CHN14
Colombia | LexisNexis Risk Solutions SAS | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions SAS
Percentage of undertaking	100.00%
Reg office	COL1
Denmark | Elsevier A/S | Ordinary
Related party transactions
Company name	Elsevier A/S
Percentage of undertaking	100.00%
Reg office	DNK1
Egypt | Elsevier Egypt LLC | Ordinary
Related party transactions
Company name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg office	EGY1
France | Elsevier Holding France SAS | Ordinary
Related party transactions
Company name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Elsevier Masson SAS | Ordinary
Related party transactions
Company name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Fircosoft SAS | Ordinary
Related party transactions
Company name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg office	FRA6
France | GIE EDI Data | Ordinary
Related party transactions
Company name	GIE EDI Data (83%) (in liquidation)
Percentage of undertaking	83.00%
Reg office	FRA2
France | LexisNexis Business Information Solutions SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions SA
Percentage of undertaking	100.00%
Reg office	FRA2
France | LexisNexis Business Information Solutions Holding SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions Holding SA
Percentage of undertaking	100.00%
Reg office	FRA4
France | LexisNexis SA | Ordinary
Related party transactions
Company name	LexisNexis SA
Percentage of undertaking	100.00%
Reg office	FRA2
France | RELX France SAS | Ordinary
Related party transactions
Company name	RELX France SAS
Percentage of undertaking	100.00%
Reg office	FRA3
France | RELX France Services SAS | Ordinary
Related party transactions
Company name	RELX France Services SAS
Percentage of undertaking	100.00%
Reg office	FRA6
France | RX France SAS | Ordinary
Related party transactions
Company name	RX France SAS
Percentage of undertaking	100.00%
Reg office	FRA3
France | SAFI Salon Francais et Internationaux SA | Ordinary
Related party transactions
Company name	SAFI Salon Français et Internationaux SA (50%)6
Percentage of undertaking	50.00%
Reg office	FRA5
Germany | Elsevier GmbH | Ordinary
Related party transactions
Company name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg office	DEU2
Germany | LexisNexis GmbH | Ordinary
Related party transactions
Company name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg office	DEU3
Germany | LexisNexis Intellectual Property Solutions GmbH | Ordinary
Related party transactions
Company name	LexisNexis Intellectual Property Solutions GmbH
Percentage of undertaking	100.00%
Reg office	DEU5
Germany | RELX Deutschland GmbH | Ordinary
Related party transactions
Company name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU1
Germany | RX Deutschland GmbH | Ordinary
Related party transactions
Company name	RX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU6
Germany | Tschach Solutions GmbH | Ordinary
Related party transactions
Company name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg office	DEU4
Hong Kong | JC Exhibition and Promotion Limited | Ordinary
Related party transactions
Company name	JC Exhibition and Promotion Limited (65%)
Percentage of undertaking	65.00%
Reg office	HNK4
Hong Kong | JYLN Sager Limited | Ordinary
Related party transactions
Company name	JYLN Sager Limited
Percentage of undertaking	100.00%
Reg office	HNK2
Hong Kong | LNRS Data Services (China) Limited | Ordinary
Related party transactions
Company name	LNRS Data Services (China) Limited
Percentage of undertaking	100.00%
Reg office	HNK1
Hong Kong | Reed Exhibitions Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Limited
Percentage of undertaking	100.00%
Reg office	HNK4
Hong Kong | RELX (Greater China) Limited | Ordinary
Related party transactions
Company name	RELX (Greater China) Limited
Percentage of undertaking	100.00%
Reg office	HNK3
India | Reed Elsevier Publishing (India) Private Limited | Ordinary
Related party transactions
Company name	Reed Elsevier Publishing (India) Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Manch Exhibitions Private Limited | Ordinary
Related party transactions
Company name	Reed Manch Exhibitions Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Triune Exhibitions Private Limited | Ordinary
Related party transactions
Company name	Reed Triune Exhibitions Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
India | RELX India Private Limited | Ordinary
Related party transactions
Company name	RELX India Private Limited
Percentage of undertaking	100.00%
Reg office	IND1
Indonesia | PT Reed Exhibitions Indonesia | Series A, Series B
Related party transactions
Company name	PT Reed Exhibitions Indonesia (70%)4
Percentage of undertaking	70.00%
Reg office	IDN1
Indonesia | PT RELX Information Analytics Indonesia | Common
Related party transactions
Company name	PT RELX Information Analytics Indonesia
Percentage of undertaking	100.00%
Reg office	IDN2
Irish Republic | Elsevier (Ireland) Limited | Ordinary
Related party transactions
Company name	Elsevier (Ireland) Limited
Percentage of undertaking	100.00%
Reg office	IRL2
Irish Republic | LexisNexis Risk Solutions (Europe) Limited | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions (Europe) Limited
Percentage of undertaking	100.00%
Reg office	IRL1
Irish Republic | RELX International Finance Designated Activity Company | Ordinary
Related party transactions
Company name	RELX International Finance Designated Activity Company
Percentage of undertaking	100.00%
Reg office	IRL1
Israel | LexisNexis Israel Ltd. | Ordinary
Related party transactions
Company name	LexisNexis Israel Ltd.
Percentage of undertaking	100.00%
Reg office	ISR1
Italy | Elsevier S.R.L | Registered capital
Related party transactions
Company name	Elsevier S.R.L
Percentage of undertaking	100.00%
Reg office	ITA1
Italy | ICIS Italia S.R.L | Quotas
Related party transactions
Company name	ICIS Italia S.R.L
Percentage of undertaking	100.00%
Reg office	ITA2
Italy | RX Italy S.R.L | Ordinary
Related party transactions
Company name	RX Italy S.R.L
Percentage of undertaking	100.00%
Reg office	ITA1